Investments - Allowance for credit losses on fixed maturities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020
Allowance for Credit Losses [Roll Forward]
Beginning balance	$ 0
Impact of adoption of new accounting policy	0
Initial allowance for purchased securities with credit deterioration	1
Provision for expected credit losses on securities with no previous allowance	51
Additions (reductions) to previously recognized expected credit losses	(19)
Reductions due to sales or redemptions	5
Ending balance	28
Accounting Standards Update 2016-13
Allowance for Credit Losses [Roll Forward]
Impact of adoption of new accounting policy		$ 0
Structured Securities
Allowance for Credit Losses [Roll Forward]
Beginning balance	0
Impact of adoption of new accounting policy	24	0
Initial allowance for purchased securities with credit deterioration	1
Provision for expected credit losses on securities with no previous allowance	28
Additions (reductions) to previously recognized expected credit losses	(5)
Reductions due to sales or redemptions	0
Ending balance	24
Corporate and other
Allowance for Credit Losses [Roll Forward]
Beginning balance	0
Impact of adoption of new accounting policy	0	$ 0
Initial allowance for purchased securities with credit deterioration	0
Provision for expected credit losses on securities with no previous allowance	23
Additions (reductions) to previously recognized expected credit losses	(14)
Reductions due to sales or redemptions	5
Ending balance	$ 4